Segment information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details) - EUR (€)
€ in Millions
		12 Months Ended
	May 29, 2020	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method		€ 39	€ 359		€ 255
Net income attributable to non-controlling interests		56	36	[1]	31	[2]
Fair value remeasurement of contingent consideration		4	(124)	[3]	(238)	[3]
Restructuring costs and similar items		(820)	(1,089)	[3]	(1,088)	[3]
Other gains and losses, and litigation		(5)	136	[3]	327	[3]
Operating income		8,126	14,113	[3]	3,051	[3]
Financial expenses		(368)	(388)	[3]	(440)	[3]
Financial income		40	53	[3]	141	[3]
Income before tax and investments accounted for using the equity method		7,798	13,778	[3]	2,752	[3]
Regeneron
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method		€ 0	€ 343		245
Non-current financial assets, number of shares (in shares)	400,000	279,766	279,766,000,000
Sale of stock, number of shares issued in transaction (in shares)	22,800,000
Regeneron | Public offering
Disclosure of operating segments [line items]
Sale of stock, number of shares issued in transaction (in shares)	13,000,000
Regeneron | Repurchase from the counterpart | Regeneron Pharmaceuticals, INC
Disclosure of operating segments [line items]
Shares agreement, sale of stock, number of shares issued in transaction (in shares)	9,800,000
Operating segments
Disclosure of operating segments [line items]
Business operating income		€ 10,714	€ 9,759		9,301
Material reconciling items
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method		(39)	(16)		(9)
Net income attributable to non-controlling interests		56	38		35
Amortization and impairment of intangible assets		(1,772)	(2,011)		(5,750)
Fair value remeasurement of contingent consideration		(4)	124		238
Expenses arising from the impact of acquisitions on inventories		(4)	(53)		(3)
Restructuring costs and similar items		(820)	(1,089)		(1,088)
Other expenses related to business combinations		0	0		0
Other gains and losses, and litigation		(5)	136		327
Gain on divestment of Regeneron shares on May 29, 2020		€ 0	€ 7,225		€ 0

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.